Bank indebtedness, interim production financing, long-term debt and obligations under finance leases - Narrative (Details) $ / shares in Units, £ in Thousands				3 Months Ended	12 Months Ended
	Jul. 23, 2018	Oct. 01, 2017 CAD ($) $ / shares	Jul. 11, 2017 CAD ($)	Sep. 25, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Current borrowings						$ 0		$ 16,350,000
Borrowings						1,084,559,000		$ 866,603,000
Repayments of borrowings					$ 236,763,000	73,623,000
Debt extinguishment cost					0	6,990,000
Credit derivative, fair value		$ 23,191,000
Borrowings, early redemption penalty					$ 0	13,464,000
Base Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.75%	2.75%	2.75%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit maximum borrowing capacity								$ 39,504,000	$ 30,000,000
Borrowings						0	£ 1,200	$ 9,000,000	$ 4,000,000
Revolving Credit Facility | LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.50%	2.50%	2.50%
Revolving Credit Facility | LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							3.75%	3.75%	3.75%
Interim Production Financing
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 101,224,000		$ 93,683,000
Interim Production Financing | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.70%	3.19%	3.19%	3.19%	2.70%
Term Facility
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 747,021,000	$ 490,050,000	$ 495,000,000
Annual amortization payment percentage							1.00%	1.00%	1.00%
Term Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							3.75%	3.75%	3.75%
Former Term Facility
Disclosure of detailed information about borrowings [line items]
Debt extinguishment cost						$ 1,471,000
Senior Unsecured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 193,474,000
Notional amount		$ 140,000,000
Debt instrument, convertible, conversion price (in CAD per share) | $ / shares		$ 8.00
Subscription Receipts, Special Warrants and Senior Unsecured Convertible Debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.875%
Senior Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Borrowings						225,000,000		$ 0
Repayments of borrowings			$ 239,877,000
Debt extinguishment cost						(5,519,000)
Borrowings, early redemption penalty						$ 13,464,000
Senior Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.875%	5.875%	5.875%
First Lien Net Leverage Ratio, Greater than 3.50 | Term Facility
Disclosure of detailed information about borrowings [line items]
Excess cash flow repayment percentage							50.00%	50.00%	50.00%
First Lien Net Leverage Ratio, Greater than 3.50 | Term Facility | Top of range
Disclosure of detailed information about borrowings [line items]
First lien net leverage ratio							3.50	3.50	3.50
First Lien Net Leverage Ratio, Between 3.00 and 3.50 | Term Facility
Disclosure of detailed information about borrowings [line items]
Excess cash flow repayment percentage							25.00%	25.00%	25.00%
First Lien Net Leverage Ratio, Between 3.00 and 3.50 | Term Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
First lien net leverage ratio							3.50	3.50	3.50
First Lien Net Leverage Ratio, Between 3.00 and 3.50 | Term Facility | Top of range
Disclosure of detailed information about borrowings [line items]
First lien net leverage ratio							3.00	3.00	3.00
Initial 12 month period | Senior Secured Credit Facilities
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, maximum leverage ratio							7.25	7.25	7.25
12 month period ending September 30, 2018 | Senior Secured Credit Facilities
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, maximum leverage ratio							6.75	6.75	6.75
12 month period ending September 30, 2019 | Senior Secured Credit Facilities
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, maximum leverage ratio							6.50	6.50	6.50
12 month period ending September 30, 2020 | Senior Secured Credit Facilities
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, maximum leverage ratio							5.75	5.75	5.75
12 month period ending September 30, 2021 | Senior Secured Credit Facilities
Disclosure of detailed information about borrowings [line items]
Debt instrument, covenant, maximum leverage ratio							5.50	5.50	5.50
Peanuts
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired							80.00%	80.00%	80.00%
Disposal of Major Subsidiary | Term Facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings				$ 161,328,000
Sony Music Entertainment Japan Inc. (SMEJ) | Disposal of Major Subsidiary | Peanuts
Disclosure of detailed information about borrowings [line items]
Percentage equity interests sold	49.00%